Business Combinations (Details) - Schedule of Financial Statements - MYR (RM)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Business Combinations (Details) - Schedule of Financial Statements [Line Items]
Cash proceed	RM 1
Less: Cost of investment in subsidiaries	(1)
Gain on disposal of subsidiaries at subsidiaries’ company level
Pre-acquisition reserves recognized upon acquisition	(47,799)
Post-acquisition reserves recognized up to the date of disposal	54,764
Total	6,965
Realisation of foreign currency translation gain reclassified from reserve	(787)
Gain on disposal of subsidiaries at the Group level	6,178
ARB Synergy Group [Member]
Business Combinations (Details) - Schedule of Financial Statements [Line Items]
Cash proceed	1
Less: Cost of investment in subsidiaries	(1)
Gain on disposal of subsidiaries at subsidiaries’ company level
Pre-acquisition reserves recognized upon acquisition	(47,799)
Post-acquisition reserves recognized up to the date of disposal	54,764
Total	6,965
Realisation of foreign currency translation gain reclassified from reserve	(787)
Gain on disposal of subsidiaries at the Group level	RM 6,178